Inventories (Details) - AUD ($)	Jun. 30, 2018	Jun. 30, 2017
Current Inventory
Raw materials	$ 198,585	$ 1,793,882
Work in Progress	33,625	48,425
Finished goods	265,692	357,478
Prepaid inventory and supplies		136,342
Total Inventory	$ 497,902	$ 2,336,127